Certain Risks and Concentration (Details) - Schedule of Certain Risks and Concentration	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Net Revenues [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage	29.10%		41.00%
Net Revenues [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage	22.80%		15.30%
Net Revenues [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage	17.70%		19.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage	21.20%		36.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage	13.90%		17.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage	37.50%		24.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage	18.20%		13.00%
Supplier A [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage	88.30%			[1]
Supplier B [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage		[1]	39.70%
Supplier C [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage	2.80%		15.70%
Supplier D [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage	2.50%		10.10%

[1]	less than 10% of total purchases